UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

75 State Street

Suite 100

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

75 State Street

Suite 100

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
December 31, 2020

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. A Fund’s emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. through a brokerage account. However, shares are not individually redeemable directly from the Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (‘‘NAV’’), only in large blocks of shares (‘‘Creation Units’’), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

Table of Contents

i	Allocation of Portfolio Holdings and Sector Weightings

Schedule of Investments
1	O’Shares U.S. Quality Dividend ETF
3	O’Shares U.S. Small-Cap Quality Dividend ETF
5	O’Shares Global Internet Giants ETF
7	O’Shares Europe Quality Dividend ETF

9	Statements of Assets and Liabilities
10	Statements of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
23	Expense Examples
24	Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
27	Liquidity Risk Management Program
28	Additional Information

The O’Shares U.S. Quality Dividend Index (the ‘‘OUSA Index’’), O’Shares U.S. Small-Cap Quality Dividend Index (the ‘‘OUSM Index’’), O’Shares Global Internet Giants Index (the ‘‘OGIG Index’’) and O’Shares Europe Quality Dividend Index (the ‘‘OEUR Index’’, and together with the OUSA Index, the OUSM Index and the OGIG Index, the “O’Shares Indexes”) are the exclusive property of O’Shares Investment Advisers, LLC, which has contracted with S-Network Global Indexes Inc. (‘‘S-Network’’) to maintain and calculate the O’Shares Indexes. S-Network shall have no liability for any errors or omissions in calculating the O’Shares Indexes.

The O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF (the “Funds”) are not sponsored, endorsed, sold or promoted by S-Network, its affiliates or their third party licensors and neither S-Network, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the Funds.

S-Network Global Indexes Inc. (‘‘S-Network’’ or ‘‘SNGISM’’) is the property of S-Network and has been licensed by S-Network for use by O’Shares Investment Advisers, LLC in connection with the O’Shares Indexes.

i

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2020 (Unaudited)

O’Shares U.S. Quality Dividend ETF (OUSA)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index (the ‘‘U.S. Target Index’’). The U.S. Target Index is designed to measure the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the ‘‘Index Provider’’). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Microsoft Corp.	5.1%
Johnson & Johnson	5.0%
Home Depot, Inc. (The)	4.6%
Procter & Gamble Co. (The)	4.3%
Merck & Co., Inc.	4.2%
Verizon Communications, Inc.	4.0%
Apple, Inc.	3.3%
Pfizer, Inc.	3.1%
Cisco Systems, Inc.	3.0%
Honeywell International, Inc.	2.6%

Sector Exposure
Sectors	% of Net Assets
Communication Services	7.0%
Consumer Discretionary	9.7%
Consumer Staples	16.3%
Financials	6.1%
Health Care	22.6%
Industrials	14.5%
Information Technology	21.9%
Utilities	1.8%
Other(1)	0.1%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2020 (Unaudited)

O’Shares U.S. Small-Cap Quality Dividend ETF (OUSM)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index (the ‘‘U.S. Small Cap Target Index’’). The U.S. Small Cap Target Index is designed to reflect the performance of publicly-listed small-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the ‘‘Index Provider’’). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Dolby Laboratories, Inc., Class A	2.6%
Interpublic Group of Cos., Inc. (The)	2.4%
MSC Industrial Direct Co., Inc., Class A	2.3%
Encompass Health Corp.	2.2%
Bio-Techne Corp.	2.2%
Gentex Corp.	2.2%
National Instruments Corp.	2.1%
Robert Half International, Inc.	2.1%
Graco, Inc.	2.1%
Eaton Vance Corp.	2.1%

Sector Exposure
Sectors	% of Net Assets
Communication Services	3.8%
Consumer Discretionary	10.8%
Consumer Staples	8.7%
Financials	21.2%
Health Care	9.0%
Industrials	20.7%
Information Technology	19.0%
Utilities	6.7%
Other(1)	0.1%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2020 (Unaudited)

O’Shares Global Internet Giants ETF (OGIG)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the ‘‘Global Internet Giants Target Index’’). The Global Internet Giants Target Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the ‘‘internet sector’’, as defined by O’Shares Investment Advisers, LLC (the ‘‘Index Provider’’).

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Amazon.com, Inc.	6.1%
Alibaba Group Holding Ltd. (ADR)	4.3%
Alphabet, Inc., Class A	4.0%
Tencent Holdings Ltd.	3.9%
Facebook, Inc., Class A	3.6%
Microsoft Corp.	3.5%
Pinduoduo, Inc. (ADR)	3.0%
Meituan, Class B	2.8%
Shopify, Inc., Class A	2.2%
MercadoLibre, Inc.	1.8%

Sector Exposure
Sectors	% of Net Assets
Communication Services	29.7%
Consumer Discretionary	31.7%
Information Technology	38.6%
100.0%

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2020 (Unaudited)

O’Shares Europe Quality Dividend ETF (OEUR)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index (the ‘‘Europe Target Index’’). The Europe Target Index is designed to measure the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the ‘‘Index Provider’’). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Nestle SA (Registered)	4.6%
Roche Holding AG	4.6%
Novo Nordisk A/S, Class B	3.6%
Unilever plc	3.3%
SAP SE	3.0%
Iberdrola SA	3.0%
ASML Holding NV	2.9%
Novartis AG (Registered)	2.8%
Sanofi	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.7%

Sector Exposure
Sectors	% of Net Assets
Communication Services	7.2%
Consumer Discretionary	7.8%
Consumer Staples	23.9%
Financials	5.8%
Health Care	20.9%
Industrials	23.6%
Information Technology	7.0%
Utilities	3.0%
Other(1)	0.8%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

O'Shares U.S. Quality Dividend ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Aerospace & Defense - 3.4%
General Dynamics Corp.	14,770	$2,198,071
L3Harris Technologies, Inc.	4,870	920,528
Lockheed Martin Corp.	39,220	13,922,316
Northrop Grumman Corp.	12,006	3,658,468
		20,699,383
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.	10,700	1,004,409
Expeditors International of Washington, Inc.	19,189	1,825,066
United Parcel Service, Inc., Class B	44,688	7,525,459
		10,354,934
Banks - 0.7%
JPMorgan Chase & Co.	32,057	4,073,483

Beverages - 4.8%
Brown-Forman Corp., Class B	12,386	983,820
Coca-Cola Co. (The)	262,235	14,380,968
PepsiCo, Inc.	94,351	13,992,253
		29,357,041
Biotechnology - 3.2%
AbbVie, Inc.	46,714	5,005,405
Amgen, Inc.	62,935	14,470,015
		19,475,420
Building Products - 0.2%
Trane Technologies plc	7,248	1,052,120

Capital Markets - 3.1%
CME Group, Inc.	11,591	2,110,141
Moody’s Corp.	8,749	2,539,310
MSCI, Inc.	4,639	2,071,453
S&P Global, Inc.	25,045	8,233,043
T. Rowe Price Group, Inc.	26,731	4,046,806
		19,000,753
Commercial Services & Supplies - 0.7%
Cintas Corp.	2,832	1,000,999
Waste Management, Inc.	26,125	3,080,921
		4,081,920
Communications Equipment - 3.2%
Cisco Systems, Inc.	411,561	18,417,355
Motorola Solutions, Inc.	6,224	1,058,453
		19,475,808
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	204,056	5,868,650
Verizon Communications, Inc.	413,317	24,282,374
		30,151,024
Electric Utilities - 1.3%
NextEra Energy, Inc.	105,446	8,135,159

Investments	Shares	Value ($)
Electrical Equipment - 0.4%
Emerson Electric Co.	15,329	$1,231,992
Rockwell Automation, Inc.	4,552	1,141,687
		2,373,679
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	7,047	921,536

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	17,635	6,644,515
Walmart, Inc.	60,768	8,759,707
		15,404,222
Food Products - 1.2%
General Mills, Inc.	27,814	1,635,463
Hershey Co. (The)	8,744	1,331,974
Hormel Foods Corp.	32,527	1,516,083
Kellogg Co.	9,178	571,147
Mondelez International, Inc., Class A	43,388	2,536,896
		7,591,563
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	26,341	2,884,076
Medtronic plc	58,310	6,830,433
Stryker Corp.	5,217	1,278,374
		10,992,883
Health Care Providers & Services - 3.0%
Anthem, Inc.	2,932	941,436
CVS Health Corp.	29,948	2,045,448
UnitedHealth Group, Inc.	44,658	15,660,668
		18,647,552
Health Care Technology - 0.2%
Cerner Corp.	12,699	996,618

Hotels, Restaurants & Leisure - 2.8%
McDonald’s Corp.	51,827	11,121,038
Starbucks Corp.	40,470	4,329,481
Yum! Brands, Inc.	15,142	1,643,815
		17,094,334
Household Durables - 0.2%
Garmin Ltd.	10,344	1,237,763

Household Products - 6.6%
Church & Dwight Co., Inc.	9,961	868,898
Clorox Co. (The)	11,483	2,318,647
Colgate-Palmolive Co.	77,559	6,632,070
Kimberly-Clark Corp.	35,339	4,764,758
Procter & Gamble Co. (The)	188,136	26,177,243
		40,761,616
Industrial Conglomerates - 4.8%
3M Co.	76,784	13,421,076
Honeywell International, Inc.	74,496	15,845,299
		29,266,375

OSI ETF Trust

O'Shares U.S. Quality Dividend ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Insurance - 2.3%
Allstate Corp. (The)	35,577	$3,910,980
Aon plc, Class A	16,112	3,403,982
Marsh & McLennan Cos., Inc.	60,730	7,105,410
		14,420,372
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	28,301	1,422,125

IT Services - 4.7%
Accenture plc, Class A	29,434	7,688,455
Amdocs Ltd.	8,946	634,540
Automatic Data Processing, Inc.	14,375	2,532,875
Broadridge Financial Solutions, Inc.	3,812	583,998
Cognizant Technology Solutions Corp., Class A	15,425	1,264,079
International Business Machines Corp.	16,591	2,088,475
Jack Henry & Associates, Inc.	2,565	415,504
Mastercard, Inc., Class A	8,580	3,062,545
Paychex, Inc.	18,605	1,733,614
Visa, Inc., Class A	40,154	8,782,885
Western Union Co. (The)	19,212	421,511
		29,208,481
Machinery - 1.6%
Cummins, Inc.	4,902	1,113,244
IDEX Corp.	5,076	1,011,139
Illinois Tool Works, Inc.	33,706	6,871,979
PACCAR, Inc.	9,960	859,349
		9,855,711
Media - 2.1%
Comcast Corp., Class A	247,233	12,955,009

Multiline Retail - 0.7%
Dollar General Corp.	6,765	1,422,680
Target Corp.	14,682	2,591,813
		4,014,493
Multi-Utilities - 0.4%
WEC Energy Group, Inc.	28,203	2,595,522

Pharmaceuticals - 14.4%
Eli Lilly and Co.	71,715	12,108,361
Johnson & Johnson	195,447	30,759,449
Merck & Co., Inc.	313,102	25,611,743
Pfizer, Inc.	524,000	19,288,440
Zoetis, Inc.	6,108	1,010,874
		88,778,867
Road & Rail - 1.5%
CSX Corp.	13,057	1,184,923
Norfolk Southern Corp.	4,930	1,171,417
Union Pacific Corp.	32,871	6,844,400
		9,200,740

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	4,678	$691,081
Broadcom, Inc.	1,839	805,206
Intel Corp.	178,496	8,892,671
Maxim Integrated Products, Inc.	8,330	738,455
Texas Instruments, Inc.	79,995	13,129,579
		24,256,992
Software - 6.6%
Citrix Systems, Inc.	4,275	556,178
Intuit, Inc.	3,635	1,380,755
Microsoft Corp.	139,813	31,097,207
Oracle Corp.	117,897	7,626,757
		40,660,897
Specialty Retail - 5.2%
Home Depot, Inc. (The)	105,289	27,966,864
Lowe’s Cos., Inc.	23,875	3,832,176
		31,799,040
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	152,749	20,268,265

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	27,578	3,901,460

Tobacco - 1.2%
Philip Morris International, Inc.	88,014	7,286,679

Trading Companies & Distributors - 0.4%
Fastenal Co.	47,440	2,316,495

TOTAL COMMON STOCKS (Cost $535,062,972)		614,086,334
Total Investments – 99.9% (Cost $535,062,972)		614,086,334
Other assets less liabilities – 0.1%		549,013
Net Assets – 100.0%		$614,635,347

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,039,283
Aggregate gross unrealized depreciation	(3,209,204)
Net unrealized appreciation	$78,830,079
Federal income tax cost of investments (including derivative contracts, if any)	$535,256,255

OSI ETF Trust

O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Auto Components - 3.4%
BorgWarner, Inc.	24,283	$938,295
Gentex Corp.	81,619	2,769,333
Lear Corp.	3,881	617,195
		4,324,823
Building Products - 2.3%
A O Smith Corp.	44,420	2,435,104
Simpson Manufacturing Co., Inc.	5,240	489,678
		2,924,782
Capital Markets - 11.4%
Artisan Partners Asset Management, Inc., Class A	29,419	1,480,952
Cohen & Steers, Inc.	11,797	876,517
Eaton Vance Corp.	38,347	2,604,912
Evercore, Inc., Class A	15,392	1,687,579
Federated Hermes, Inc., Class B	17,255	498,497
Hamilton Lane, Inc., Class A	7,315	570,936
Houlihan Lokey, Inc.	37,147	2,497,393
Lazard Ltd., Class A	30,372	1,284,736
Moelis & Co., Class A	24,205	1,131,826
Morningstar, Inc.	4,897	1,133,998
Virtu Financial, Inc., Class A	21,507	541,331
		14,308,677
Commercial Services & Supplies - 2.7%
Brady Corp., Class A	16,860	890,545
Ennis, Inc.	22,746	406,016
Healthcare Services Group, Inc.	18,955	532,636
MSA Safety, Inc.	4,319	645,215
Tetra Tech, Inc.	5,842	676,387
UniFirst Corp.	1,283	271,598
		3,422,397
Communications Equipment - 0.3%
InterDigital, Inc.	7,235	439,020

Consumer Finance - 1.3%
FirstCash, Inc.	23,270	1,629,831

Diversified Consumer Services - 2.6%
Graham Holdings Co., Class B	1,504	802,204
Service Corp. International	49,615	2,436,096
		3,238,300
Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	21,297	1,275,051

Investments	Shares	Value ($)
Electric Utilities - 2.6%
ALLETE, Inc.	8,245	$510,695
Hawaiian Electric Industries, Inc.	12,189	431,369
IDACORP, Inc.	8,112	778,995
MGE Energy, Inc.	2,384	166,952
Otter Tail Corp.	6,570	279,948
PNM Resources, Inc.	5,770	280,018
Portland General Electric Co.	18,809	804,461
		3,252,438
Electronic Equipment, Instruments & Components - 7.6%
Badger Meter, Inc.	7,144	671,965
Dolby Laboratories, Inc., Class A	33,210	3,225,687
FLIR Systems, Inc.	49,849	2,184,882
Littelfuse, Inc.	3,415	869,664
National Instruments Corp.	61,008	2,680,691
		9,632,889
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	3,915	699,297
Weis Markets, Inc.	9,577	457,877
		1,157,174
Food Products - 6.0%
Flowers Foods, Inc.	91,562	2,072,048
Ingredion, Inc.	27,027	2,126,214
J & J Snack Foods Corp.	6,014	934,395
Lancaster Colony Corp.	10,310	1,894,256
Tootsie Roll Industries, Inc.	18,505	549,599
		7,576,512
Gas Utilities - 2.4%
Chesapeake Utilities Corp.	1,474	159,502
National Fuel Gas Co.	8,627	354,829
New Jersey Resources Corp.	11,744	417,499
Northwest Natural Holding Co.	2,205	101,408
ONE Gas, Inc.	7,606	583,913
Southwest Gas Holdings, Inc.	3,502	212,746
Spire, Inc.	3,834	245,529
UGI Corp.	26,102	912,526
		2,987,952
Health Care Equipment & Supplies - 1.4%
Hill-Rom Holdings, Inc.	18,311	1,793,929

Health Care Providers & Services - 5.4%
Encompass Health Corp.	33,837	2,797,982
National HealthCare Corp.	35,147	2,334,112
Premier, Inc., Class A	46,650	1,637,415
		6,769,509
Household Durables - 3.3%
Leggett & Platt, Inc.	34,988	1,549,968
MDC Holdings, Inc.	11,205	544,563
Whirlpool Corp.	11,654	2,103,431
		4,197,962

OSI ETF Trust

O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Household Products - 1.0%
WD-40 Co.	4,622	$1,227,973

Insurance - 8.1%
AMERISAFE, Inc.	9,313	534,846
Erie Indemnity Co., Class A	9,761	2,397,302
Fidelity National Financial, Inc.	65,125	2,545,736
First American Financial Corp.	41,108	2,122,406
Kemper Corp.	6,694	514,300
Safety Insurance Group, Inc.	15,406	1,200,127
Stewart Information Services Corp.	17,809	861,243
		10,175,960
IT Services - 6.4%
CSG Systems International, Inc.	22,695	1,022,864
Genpact Ltd.	46,322	1,915,878
ManTech International Corp., Class A	15,973	1,420,638
MAXIMUS, Inc.	29,949	2,191,967
NIC, Inc.	24,277	627,075
Science Applications International Corp.	9,795	926,999
		8,105,421
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp.	8,732	2,772,847

Machinery - 8.5%
Donaldson Co., Inc.	30,604	1,710,152
Franklin Electric Co., Inc.	4,300	297,603
Graco, Inc.	36,395	2,633,178
ITT, Inc.	5,632	433,777
Snap-on, Inc.	14,559	2,491,627
Toro Co. (The)	26,324	2,496,568
Watts Water Technologies, Inc., Class A	4,927	599,616
		10,662,521
Media - 2.8%
Interpublic Group of Cos., Inc. (The)	126,969	2,986,311
New York Times Co. (The), Class A	11,009	569,936
		3,556,247
Multi-Utilities - 1.5%
Avista Corp.	6,367	255,571
Black Hills Corp.	5,630	345,963
MDU Resources Group, Inc.	33,099	871,828
NorthWestern Corp.	7,032	410,036
		1,883,398
Professional Services - 2.9%
Exponent, Inc.	10,806	972,864
Robert Half International, Inc.	42,184	2,635,656
		3,608,520
Road & Rail - 0.4%
Landstar System, Inc.	4,038	543,757

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 1.6%
Monolithic Power Systems, Inc.	5,517	$2,020,491

Software - 2.1%
CDK Global, Inc.	38,648	2,003,126
Progress Software Corp.	14,191	641,291
		2,644,417
Specialty Retail - 0.4%
Williams-Sonoma, Inc.	4,656	474,167

Technology Hardware, Storage & Peripherals - 0.9%
Xerox Holdings Corp.	46,987	1,089,628

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	8,236	774,760
Hanesbrands, Inc.	42,453	618,965
		1,393,725
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	29,492	597,213

Tobacco - 0.8%
Universal Corp.	9,369	455,427
Vector Group Ltd.	43,911	511,563
		966,990
Trading Companies & Distributors - 3.9%
MSC Industrial Direct Co., Inc., Class A	34,075	2,875,589
Watsco, Inc.	9,254	2,096,494
		4,972,083
Water Utilities - 0.2%
American States Water Co.	3,761	299,037

TOTAL COMMON STOCKS (Cost $106,263,242)		125,925,641
Total Investments – 99.9% (Cost $106,263,242)		125,925,641
Other assets less liabilities – 0.1%		67,220
Net Assets – 100.0%		$125,992,861

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,006,698
Aggregate gross unrealized depreciation	(392,220)
Net unrealized appreciation	$19,614,478
Federal income tax cost of investments (including derivative contracts, if any)	$106,311,163

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Entertainment - 11.9%
Activision Blizzard, Inc.	37,049	$3,440,000
Bilibili, Inc., ADR*	136,779	11,724,696
Electronic Arts, Inc.	13,483	1,936,159
NetEase, Inc., ADR	96,067	9,200,336
Netflix, Inc.*	18,857	10,196,546
Nexon Co. Ltd.	155,757	4,797,397
Roku, Inc.*	32,362	10,744,831
Spotify Technology SA*	23,327	7,340,074
Tencent Music Entertainment Group, ADR*	379,185	7,295,519
Ubisoft Entertainment SA*	88,340	8,521,690
Zynga, Inc., Class A*	903,400	8,916,558
		84,113,806
Interactive Media & Services - 17.8%
Alphabet, Inc., Class A*	16,350	28,655,664
Baidu, Inc., ADR*	20,002	4,325,233
Facebook, Inc., Class A*	92,951	25,390,495
Match Group, Inc.*	32,060	4,847,151
Pinterest, Inc., Class A*	140,396	9,252,096
Snap, Inc., Class A*	218,917	10,961,174
Tencent Holdings Ltd.	384,417	27,961,747
Twitter, Inc.*	82,023	4,441,546
Z Holdings Corp.	595,477	3,601,296
Zillow Group, Inc., Class C*	51,863	6,731,817
		126,168,219
Internet & Direct Marketing Retail - 31.6%
Alibaba Group Holding Ltd., ADR*	129,733	30,192,761
Amazon.com, Inc.*	13,240	43,121,753
Booking Holdings, Inc.*	1,469	3,271,860
Chewy, Inc., Class A*	102,429	9,207,343
Delivery Hero SE*	79,633	12,374,240
eBay, Inc.	38,663	1,942,816
Etsy, Inc.*	48,642	8,653,898
Farfetch Ltd., Class A*	136,351	8,700,557
HelloFresh SE*	102,921	7,958,712
JD.com, Inc., ADR*	119,272	10,484,009
Just Eat Takeaway.com NV*	95,346	10,779,439
Meituan, Class B*	516,666	19,630,223
MercadoLibre, Inc.*	7,807	13,078,442
Ocado Group plc*	185,508	5,799,378
Pinduoduo, Inc., ADR*	118,380	21,032,575
Wayfair, Inc., Class A*	25,611	5,783,220
Zalando SE*	108,598	12,099,605
		224,110,831

Investments	Shares	Value ($)
IT Services - 8.1%
Fastly, Inc., Class A*	92,604	$8,090,812
MongoDB, Inc.*	25,676	9,218,711
Okta, Inc.*	34,013	8,648,145
Shopify, Inc., Class A*	14,006	15,801,494
Twilio, Inc., Class A*	25,415	8,602,978
Wix.com Ltd.*	26,510	6,626,440
		56,988,580
Software - 30.6%
Adobe, Inc.*	16,491	8,247,479
Anaplan, Inc.*	86,597	6,221,994
Atlassian Corp. plc, Class A*	30,543	7,143,091
Avalara, Inc.*	36,364	5,996,060
Coupa Software, Inc.*	23,725	8,040,640
Crowdstrike Holdings, Inc., Class A*	59,921	12,692,466
DocuSign, Inc.*	43,359	9,638,706
Elastic NV*	43,895	6,414,376
Fortinet, Inc.*	31,362	4,658,198
HubSpot, Inc.*	14,681	5,820,136
Intuit, Inc.	8,952	3,400,417
Kingdee International Software Group Co. Ltd.*	2,064,215	8,412,491
Microsoft Corp.	110,639	24,608,326
Palo Alto Networks, Inc.*	15,308	5,440,310
RingCentral, Inc., Class A*	19,744	7,482,384
salesforce.com, Inc.*	36,099	8,033,110
ServiceNow, Inc.*	18,001	9,908,290
Smartsheet, Inc., Class A*	124,050	8,595,425
Splunk, Inc.*	34,158	5,803,103
TeamViewer AG*	141,085	7,566,134
Trade Desk, Inc. (The), Class A*	9,517	7,623,117
VMware, Inc., Class A*	16,957	2,378,389
Workday, Inc., Class A*	22,988	5,508,155
Xero Ltd.*	68,915	7,807,632
Zendesk, Inc.*	46,765	6,693,007
Zoom Video Communications, Inc., Class A*	36,571	12,336,130
Zscaler, Inc.*	50,932	10,171,630
		216,641,196
TOTAL COMMON STOCKS (Cost $542,162,376)		708,022,632
Total Investments – 100.0% (Cost $542,162,376)		708,022,632
Other assets less liabilities – 0.0%		154,913
Net Assets – 100.0%		$708,177,545

*Non-income producing security.

Abbreviations

ADR  American Depositary Receipt

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,413,040
Aggregate gross unrealized depreciation	(1,608,994)
Net unrealized appreciation	$165,804,046
Federal income tax cost of investments (including derivative contracts, if any)	$542,218,586

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of December 31, 2020:

Argentina	1.9%
Canada	2.2%
China	21.2%
France	1.2%
Germany	7.2%
Israel	0.9%
Japan	1.2%
New Zealand	1.1%
United Kingdom	2.1%
United States	61.0%
Other(1)	0.0%	(2)
	100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

(2)Represents less than 0.05% of net assets.

OSI ETF Trust

O'Shares Europe Quality Dividend ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 1.4%
BAE Systems plc	44,333	$296,218

Air Freight & Logistics - 1.6%
Deutsche Post AG (Registered)	6,925	343,160

Beverages - 5.2%
Carlsberg A/S, Class B	2,064	330,864
Diageo plc	10,535	414,456
Pernod Ricard SA	1,784	342,265
		1,087,585
Building Products - 1.5%
Geberit AG (Registered)	501	314,106

Capital Markets - 1.7%
Partners Group Holding AG	297	349,431

Diversified Financial Services - 2.6%
Investor AB, Class B	7,623	556,186

Diversified Telecommunication Services - 5.6%
Deutsche Telekom AG (Registered)	18,666	341,554
Elisa OYJ	4,623	253,806
Koninklijke KPN NV	103,462	314,832
Swisscom AG (Registered)	511	275,805
		1,185,997
Electric Utilities - 3.0%
Iberdrola SA	43,637	624,687

Electrical Equipment - 5.0%
ABB Ltd. (Registered)	12,424	347,301
Legrand SA	3,452	308,330
Schneider Electric SE	2,813	407,170
		1,062,801
Entertainment - 1.5%
Vivendi SA	10,105	326,162

Food & Staples Retailing - 2.8%
Kesko OYJ, Class B	11,670	300,427
Koninklijke Ahold Delhaize NV	10,148	286,947
		587,374
Food Products - 6.1%
Danone SA	4,710	309,814
Nestle SA (Registered)	8,229	970,593
		1,280,407
Health Care Equipment & Supplies - 1.3%
Coloplast A/S, Class B	1,854	283,304

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 1.6%
Compass Group plc	17,781	$331,287

Household Products - 1.4%
Henkel AG & Co. KGaA	3,031	292,422

Industrial Conglomerates - 2.0%
Siemens AG (Registered)	2,918	419,584

Insurance - 1.5%
Admiral Group plc	7,911	314,253

Machinery - 5.2%
Atlas Copco AB, Class A	6,807	349,030
Kone OYJ, Class B	5,626	457,490
Schindler Holding AG	1,096	295,838
		1,102,358
Personal Products - 5.3%
L’Oreal SA	1,122	426,674
Unilever plc	11,615	697,323
		1,123,997
Pharmaceuticals - 19.5%
AstraZeneca plc	4,207	421,186
GlaxoSmithKline plc	19,962	366,192
Merck KGaA	2,404	412,827
Novartis AG (Registered)	6,324	598,453
Novo Nordisk A/S, Class B	10,782	756,167
Roche Holding AG	2,756	963,407
Sanofi	6,193	596,345
		4,114,577
Professional Services - 6.9%
Experian plc	8,230	312,413
RELX plc	21,263	520,998
SGS SA (Registered)	107	323,197
Wolters Kluwer NV	3,393	286,703
		1,443,311
Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	1,252	609,001

Software - 4.1%
Sage Group plc (The)	29,631	235,734
SAP SE	4,811	631,150
		866,884
Specialty Retail - 1.7%
Industria de Diseno Textil SA	10,983	349,932

Textiles, Apparel & Luxury Goods - 4.6%
Cie Financiere Richemont SA (Registered)	4,356	394,625
LVMH Moet Hennessy Louis Vuitton SE	914	571,352
		965,977

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tobacco - 3.2%
British American Tobacco plc	10,726	$397,044
Swedish Match AB	3,502	271,971
		669,015
TOTAL COMMON STOCKS (Cost $18,272,702)		20,900,016
Total Investments – 99.2% (Cost $18,272,702)		20,900,016
Other assets less liabilities – 0.8%		172,281
Net Assets – 100.0%		$21,072,297

Abbreviations

OYJ  Public Limited Company

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,905,188
Aggregate gross unrealized depreciation	(283,000)
Net unrealized appreciation	$2,622,188
Federal income tax cost of investments (including derivative contracts, if any)	$18,277,828

O’Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of December 31, 2020:

Denmark	6.5%
Finland	4.8%
France	15.6%
Germany	11.6%
Netherlands	7.1%
Spain	4.6%
Sweden	5.6%
Switzerland	22.9%
United Kingdom	20.5%
Other(1)	0.8%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

Statements of Assets and Liabilities

December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$614,086,334	$125,925,641	$708,022,632	$20,900,016
Cash	1,564,477	576,339	419,401	340,033
Segregated cash balances with Authorized Participant for deposit securities	—	—	332,807	—
Foreign cash(2)	—	—	1	—
Receivables:
Dividends	650,697	122,635	3,394	13,135
Foreign tax reclaims	—	—	248	163,095
Total Assets	616,301,508	126,624,615	708,778,483	21,416,279

LIABILITIES
Collateral upon return of deposit securities	—	—	332,807	—
Payables:
Income distributions	1,418,868	581,072	—	335,365
Investment management fees	247,293	50,682	268,131	8,617
Total Liabilities	1,666,161	631,754	600,938	343,982
Net Assets	$614,635,347	$125,992,861	$708,177,545	$21,072,297

NET ASSETS CONSIST OF:
Paid-in capital	$561,101,932	$122,077,961	$512,972,596	$24,144,773
Distributable earnings (loss)	53,533,415	3,914,900	195,204,949	(3,072,476)
Net Assets	$614,635,347	$125,992,861	$708,177,545	$21,072,297
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	16,050,000	4,054,000	13,050,000	850,000
Net Asset Value	$38.30	$31.08	$54.27	$24.79

(1) Investments in securities, at cost	$535,062,972	$106,263,242	$542,162,376	$18,272,702
(2) Cost of foreign cash	$—	$—	$1	$—

OSI ETF Trust

Statements of Operations

For the six months ended December 31, 2020 (unaudited)

See accompanying notes to the financial statements.

	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$6,183,004	$1,341,773	$124,971	$144,662
Income from non-cash dividends	—	—	—	34,906
Special dividends (Note 3)	—	228,809	—	—
Foreign withholding tax on dividends	—	(84)	(442)	(10,218)
Total Investment Income	6,183,004	1,570,498	124,529	169,350

EXPENSES
Investment management fees (Note 4)	1,324,369	259,356	1,122,519	47,612
Total Expenses	1,324,369	259,356	1,122,519	47,612
Net Investment Income (Loss)	4,858,635	1,311,142	(997,990)	121,738

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	1,439,982	799,274	(671,136)	740,735
In-kind redemptions of investments	21,031,635	—	38,423,344	—
Foreign currency transactions	—	—	(67,491)	3,262
Net Realized Gain (Loss)	22,471,617	799,274	37,684,717	743,997

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	53,791,519	22,748,921	124,440,619	1,663,369
Translation of assets and liabilities denominated in foreign currencies	—	—	44	7,450
Net Change in Unrealized Appreciation (Depreciation)	53,791,519	22,748,921	124,440,663	1,670,819
Net Realized and Unrealized Gain (Loss)	76,263,136	23,548,195	162,125,380	2,414,816
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,121,771	$24,859,337	$161,127,390	$2,536,554

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares U.S. Quality Dividend ETF		O’Shares U.S. Small-Cap Quality Dividend ETF
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$4,858,635	$14,326,002	$1,311,142	$2,245,781
Net realized gain (loss)	22,471,617	(25,649,430)	799,274	(10,132,779)
Net change in unrealized appreciation (depreciation)	53,791,519	(713,435)	22,748,921	(589,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,121,771	(12,036,863)	24,859,337	(8,476,839)

DISTRIBUTIONS
Distributable earnings	(4,886,709)	(14,484,046)	(1,224,686)	(1,994,051)
Tax return of capital	—	—	—	(175,670)
Total Distributions	(4,886,709)	(14,484,046)	(1,224,686)	(2,169,721)

CAPITAL TRANSACTIONS
Proceeds from shares issued	138,742,188	154,339,258	8,546,531	41,704,091
Cost of shares redeemed	(79,463,020)	(145,271,529)	—	(34,815,776)
Net Increase (Decrease) from Capital Transactions	59,279,168	9,067,729	8,546,531	6,888,315
Total Increase (Decrease) in Net Assets	135,514,230	(17,453,180)	32,181,182	(3,758,245)

NET ASSETS
Beginning of period	$479,121,117	$496,574,297	$93,811,679	$97,569,924
End of Period	$614,635,347	$479,121,117	$125,992,861	$93,811,679

SHARE TRANSACTIONS
Beginning of period	14,450,000	14,550,000	3,754,000	3,554,000
Shares issued in-kind	3,800,000	4,450,000	300,000	1,550,000
Shares redeemed in-kind	(2,200,000)	(4,550,000)	—	(1,350,000)
Shares Outstanding, End of Period	16,050,000	14,450,000	4,054,000	3,754,000

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares Global Internet Giants ETF		O’Shares Europe Quality Dividend ETF
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$(997,990)	$(239,814)	$121,738	$641,596
Net realized gain (loss)	37,684,717	4,835,949	743,997	(4,349,861)
Net change in unrealized appreciation (depreciation)	124,440,663	40,605,972	1,670,819	1,917,889
Net Increase (Decrease) in Net Assets Resulting from Operations	161,127,390	45,202,107	2,536,554	(1,790,376)

DISTRIBUTIONS
Distributable earnings	—	—	(478,267)	(675,654)
Total Distributions	—	—	(478,267)	(675,654)

CAPITAL TRANSACTIONS
Proceeds from shares issued	344,459,956	217,409,165	1,193,105	1,198,543
Cost of shares redeemed	(69,922,263)	(38,933,266)	—	(6,409,340)
Net Increase (Decrease) from Capital Transactions	274,537,693	178,475,899	1,193,105	(5,210,797)
Total Increase (Decrease) in Net Assets	435,665,083	223,678,006	3,251,392	(7,676,827)

NET ASSETS
Beginning of period	$272,512,462	$48,834,456	$17,820,905	$25,497,732
End of Period	$708,177,545	$272,512,462	$21,072,297	$17,820,905

SHARE TRANSACTIONS
Beginning of period	7,200,000	1,950,000	800,000	1,050,000
Shares issued in-kind	7,300,000	6,700,000	50,000	50,000
Shares redeemed in-kind	(1,450,000)	(1,450,000)	—	(300,000)
Shares Outstanding, End of Period	13,050,000	7,200,000	850,000	800,000

OSI ETF Trust

Financial Highlights for a share outstanding throughout the period

See accompanying notes to the financial statements.

		PER SHARE OPERATING PERFORMANCE										RATIOS/SUPPLEMENTAL DATA
		Investment Operations				Distributions						Ratios to Average Net Assets of(2)								Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions	Net asset value, end of period	Expenses		Expenses net of reimbursements		Net investment income before reimbursements	Net investment income net of reimbursements	Net investment income (loss) net of reimbursement excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)		Ending net assets (thousands)
O’Shares U.S. Quality Dividend ETF
For the six months ended 12/31/20 (unaudited)	$33.16	$0.32	$5.14		$5.46	$(0.32)	$ —		$ —	$(0.32)	$38.30	0.48%		0.48%		1.76%	1.76%	1.76%	$0.32	16.51%	16.62%	28%		$614,635
Year ended June 30, 2020	34.13	0.93	(0.96)		(0.03)	(0.94)	—		—	(0.94)	33.16	0.48		0.48		2.71	2.71	2.71	0.93	(0.12)	(0.15)	64	(13)	479,121
Year ended June 30, 2019	30.69	0.89	3.44		4.33	(0.89)	—		—	(0.89)	34.13	0.48		0.48		2.76	2.76	2.71	0.88	14.31	14.16	15		496,574
Year ended June 30, 2018	29.25	0.78	1.46		2.24	(0.80)	—		—	(0.80)	30.69	0.48	(12)	0.48	(12)	2.53	2.54	2.54	0.78	7.67	7.70	18		411,269
Year ended June 30, 2017	27.71	0.69	1.49		2.18	(0.64)	—		—	(0.64)	29.25	0.48	(12)	0.48	(12)	2.46	2.47	2.45	0.68	8.00	8.15	17		413,932
For the period 07/14/15* - 06/30/16	25.00	0.69	2.60		3.29	(0.58)	—		—	(0.58)	27.71	0.49	(12)	0.48	(12)	2.74	2.76	2.75	0.69	13.39	13.27	7		213,332
O’Shares U.S. Small-Cap Quality Dividend ETF
For the six months ended 12/31/20 (unaudited)	24.99	0.34	6.06		6.40	(0.31)	—		—	(0.31)	31.08	0.48		0.48		2.43	2.43	2.00	$0.28	25.69	25.72	55		125,993
Year ended June 30, 2020	27.45	0.64	(2.48)		(1.84)	(0.57)	—		(0.05)	(0.62)	24.99	0.48		0.48		2.38	2.38	2.30	0.62	(6.82)	(6.78)	101	(13)	93,812
Year ended June 30, 2019	27.07	0.58	0.38	(8)	0.96	(0.58)	—		—	(0.58)	27.45	0.48		0.48		2.16	2.16	2.03	0.54	3.65	3.53	52		97,570
Year ended June 30, 2018	25.41	0.66	1.70		2.36	(0.66)	—	(9)	(0.04)	(0.70)	27.07	0.48		0.48		2.51	2.51	2.51	0.66	9.39	9.35	64		136,802
For the period 12/30/16** - 06/30/17	25.00	0.38	0.25		0.63	(0.22)	—		—	(0.22)	25.41	0.48		0.48		2.99	2.99	2.86	0.36	2.52	2.68	7		38,223
O’Shares Global Internet Giants ETF
For the six months ended 12/31/20 (unaudited)	37.85	(0.10)	16.52		16.42	—	—		—	—	54.27	0.48		0.48		(0.43)	(0.43)	(0.43)	$(0.10)	43.38	43.14	20		708,178
Year ended June 30, 2020	25.04	(0.10)	12.91		12.81	—	—		—	—	37.85	0.48		0.48		(0.34)	(0.34)	(0.34)	(0.10)	51.16	51.46	38		272,512
Year ended June 30, 2019	24.06	(0.06)	1.04		0.98	—	—		—	—	25.04	0.48		0.48		(0.28)	(0.28)	(0.31)	(0.07)	4.07	3.69	55		48,834
For the period 06/05/18** - 06/30/18	25.00	(0.01)	(0.93)		(0.94)	—	—		—	—	24.06	0.48		0.48		(0.48)	(0.48)	(0.48)	(0.01)	(3.76)	(3.52)	8		51,735
O’Shares Europe Quality Dividend ETF
For the six months ended 12/31/20 (unaudited)	22.28	0.15	2.93		3.08	(0.57)	—		—	(0.57)	24.79	0.48		0.48		1.23	1.23	1.23	$0.15	13.87	12.71	44		21,072
Year ended June 30, 2020	24.28	0.64	(1.95)		(1.31)	(0.69)	—		—	(0.69)	22.28	0.48		0.48		2.72	2.72	2.70	0.63	(5.44)	(4.70)	72	(13)	17,821
Year ended June 30, 2019	23.94	0.76	0.44		1.20	(0.86)	—		—	(0.86)	24.28	0.48		0.48		3.23	3.23	3.15	0.74	5.16	5.25	35		25,498
Year ended June 30, 2018	24.69	0.69	(0.55)		0.14	(0.89)	—		—	(0.89)	23.94	0.60	(12)	0.58	(12)	2.75	2.77	2.76	0.69	0.53	(0.41)	30		40,698
Year ended June 30, 2017	23.17	0.75	1.34		2.09	(0.57)	—		—	(0.57)	24.69	0.61	(12)	0.58	(12)	3.21	3.24	3.05	0.70	9.18	8.91	30		62,947
For the period 08/19/15* - 06/30/16	25.00	1.04	(2.32	)(8)	(1.28)	(0.55)	—		—	(0.55)	23.17	0.66	(12)	0.58	(12)	5.14	5.22	5.21	1.04	(5.06)	(4.24)	7		25,483

*Commencement of Prior Fund investment operations.

**Commencement of investment operations.

(1)Net investment income (loss) per share is based on average shares outstanding.

(2)Annualized for periods less than one year.

(3)Not annualized for periods less than one year.

(4)Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.

(5)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(7)In-kind transactions are not included in portfolio turnover calculations.

(8)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)Per share amount is less than $0.01.

(10)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(11)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(12)Reference Note 4 in the Notes to the Financial Statements.

(13)Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

OSI ETF Trust

Notes to Financial Statements

December 31, 2020 (Unaudited)

1. Organization

OSI ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of four operational exchange-traded funds (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). The O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF and O’Shares Europe Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act. O’Shares Investment Advisers, LLC (the “Adviser”) is the investment adviser to each Fund.

Each Fund seeks to track the performance (before fees and expenses) of a specified underlying index (each, a ‘‘Target Index’’). There can be no assurance that the Funds’ investment objectives will be achieved.

2.Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946, ‘‘Financial Services — Investment Companies.’’

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued using prices provided by a third party pricing service. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 – Quoted prices in active markets for identical assets.

•Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2020 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares U.S. Quality Dividend ETF
Investments
Common Stocks*	$614,086,334	$—	$—	$614,086,334
Total Investments	$614,086,334	$—	$—	$614,086,334
O’Shares U.S. Small-Cap Quality Dividend ETF
Investments
Common Stocks*	$125,925,641	$—	$—	$125,925,641
Total Investments	$125,925,641	$—	$—	$125,925,641
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$708,022,632	$—	$—	$708,022,632
Total Investments	$708,022,632	$—	$—	$708,022,632
O’Shares Europe Quality Dividend ETF
Investments
Common Stocks*	$20,900,016	$—	$—	$20,900,016
Total Investments	$20,900,016	$—	$—	$20,900,016

*See Schedules of Investments for segregation by industry type.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Taxes and Distributions

Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. As of June 30, 2020 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management is also not aware of any tax change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly ongoing analysis of tax law, regulation, and interpretations thereof.

Each Fund intends to pay income dividends monthly from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

3.Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4.Investment Management Fees

The Adviser acts as the investment adviser to the O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF pursuant to investment advisory agreements with the Trust (the “Advisory Agreements”). Pursuant to the Advisory Agreements, the Adviser has the overall responsibility for the Funds’ investment program.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

Vident Investment Advisory, LLC (“Vident” or “Sub-Adviser”) acts as the sub-adviser to all Funds in the Trust pursuant to the sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”). Effective May 1, 2020, Vident replaced AGF Investments, LLC as the sub-adviser to O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF.

The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Under the Advisory Agreements, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.

Fund	Management Fee
O’Shares U.S. Quality Dividend ETF	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares Europe Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreements, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

On June 28, 2018, the O’Shares U.S. Quality Dividend ETF the (‘‘OUSA Prior Fund’’), and O’Shares Europe Quality Dividend ETF the (‘‘OEUR Prior Fund’’) series of FQF Trust (each, a ‘‘Prior Fund’’ and collectively, the ‘‘Prior Funds’’) were reorganized into corresponding newly created, identically named exchange traded funds of the OSI ETF Trust (each, a ‘‘New Fund’’) via a tax-free reorganization. At the time of the reorganization, each New Fund had the same name, ticker symbol and underlying index as the corresponding Prior Fund, was managed in accordance with the same investment objective, and was subject to substantially the same investment strategies, policies, and risks as the corresponding Prior Fund. Also, at the time of the reorganization, each New Fund was operated in a substantially similar manner as the corresponding Prior Fund, except that each New Fund was advised by O’Shares Investment Advisers, LLC and sub-advised by the Prior Funds’ adviser, AGF Investments, LLC. The same portfolio managers who managed the Prior Funds continued to manage the New Funds at the time of the reorganization. All of the assets and liabilities of each Prior Fund were transferred to the corresponding New Fund in exchange for shares of beneficial interest of the corresponding New Fund. Each New Fund has adopted the financial performance and operating history of the corresponding Prior Fund. The information for the periods prior to June 28, 2018 is that of the Prior Funds.

Prior to June 28, 2018, when the following Funds became part of the Trust in connection with the tax-free reorganizations, the unitary management fee was 0.48% for the OUSA Prior Fund and was 0.58% for the OEUR Prior Fund.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

Prior to June 28, 2018, AGF Investments, LLC, the former investment adviser of the Prior Funds bore all of the costs of the Prior Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

AGF Investments, LLC had agreed to waive its fees and reimburse expenses for each Prior Fund until at least November 1, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) were limited to the ratios below:

Fund	Expense Limitation
OUSA Prior Fund	0.48%
OEUR Prior Fund	0.58%

5.Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (‘‘Administrator’’) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.

6.Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7.Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Funds’ Distributor. The Trust has entered into a Distribution Agreement (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Trust has adopted a distribution and service plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides a Chief Compliance Officer, AML Compliance Officer, and Principal Financial Officer and Treasurer. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

8.Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (‘‘Creation Units’’) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the Cboe BZX Exchange, Inc. and are publicly traded. If a shareholder buys or sells Fund shares on the secondary market, a shareholder will pay or receive the market price, which may be higher or lower than NAV. Authorized participant transaction will be priced at NAV if the authorized participant purchases or redeems Fund shares in Creation Units.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

9.Investment Transactions

For the period ended December 31, 2020, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares U.S. Quality Dividend ETF	$152,762,212	$150,790,507
O’Shares U.S. Small-Cap Quality Dividend ETF	58,086,116	57,938,365
O’Shares Global Internet Giants ETF	95,028,904	94,043,434
O’Shares Europe Quality Dividend ETF	8,372,992	8,597,930

10.In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2020 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares U.S. Quality Dividend ETF	$79,589,467	$21,031,635
O’Shares Global Internet Giants ETF	70,336,395	38,423,344

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the period ended December 31, 2020, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares U.S. Quality Dividend ETF	$136,867,427
O’Shares U.S. Small-Cap Quality Dividend ETF	8,531,977
O’Shares Global Internet Giants ETF	342,882,481
O’Shares Europe Quality Dividend ETF	1,177,275

11.Principal Risks

The Funds are subject to the principal investment risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

COVID-19 Risk. The value of the securities in which each Fund invests may be affected by certain events or developments that adversely interrupt the global supply chain such as pandemics. The outbreak of COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent each Fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the ‘‘E.U.’’) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

from membership in the E.U. In addition, if one or more other countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Market Events Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Small and Mid-Capitalization Securities Risk. Investing in securities of small and medium capitalization issuers involves greater risk than customarily is associated with investing in larger, more established companies. These issuers’ securities may be more volatile and less liquid than those of more established issuers. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization issuers are sometimes more dependent on key personnel or limited product lines than larger, more diversified issuers. Often, small and medium capitalization issuers and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Multifactor Risk. A Fund’s Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2020 (Unaudited)

Non-Diversification Risk. The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund’s Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

The Funds’ prospectus contains additional information regarding the principal risks associated with an investment in a Fund.

12.Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13.Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

OSI ETF Trust

Expense Examples (Unaudited)

December 31, 2020

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2020.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2020.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/20	Ending Account Value 12/31/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares U.S. Quality Dividend ETF
Actual	$1,000.00	$1,165.10	$2.62	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF
Actual	$1,000.00	$1,256.90	$2.73	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares Global Internet Giants ETF
Actual	$1,000.00	$1,433.80	$2.94	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares Europe Quality Dividend ETF
Actual	$1,000.00	$1,138.70	$2.59	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

OSI ETF Trust

Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
(Unaudited)

December 31, 2020

At the November 17, 2020 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved (i) the continuation of the investment advisory agreements (the “Investment Advisory Agreements”) between O’Shares Investment Advisers, LLC (the “Adviser”) and the Trust, on behalf of the O’Shares U.S. Small Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, O’Shares U.S. Large Cap Quality Growth ETF, O’Shares U.S. Small Cap Quality Growth ETF, O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF (each a “Fund” and collectively the “Funds”), and (ii) the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”), on behalf of the Funds (the Investment Advisory Agreements and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements”). Under the Investment Advisory Agreements, the Adviser is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”).

In considering approval of the continuation of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the continuation of the Advisory Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering the approval of the continuation of the Advisory Agreements, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by the Adviser and Sub-Adviser, including: (i) copies of the Investment Advisory Agreements; (ii) a copy of the Sub-Advisory Agreement; (iii) information describing the nature, extent and quality of the services that the Adviser and Sub-Adviser provide and expect to provide to each Fund, and the fees that the Adviser and Sub-Adviser charge for such services; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser; and (vi) a memorandum on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also reviewed and considered information provided by the Adviser and Sub-Adviser throughout the year at prior Board meetings.

In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the Unified Fee of each Fund with the net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (each a “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful for the purpose of reviewing the Advisory Agreements.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant. In particular, the Board considered and reviewed the following with respect to each Fund:

(a) The nature, extent and quality of services provided and to be provided to each Fund by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser; Possible conflicts of interest. The Board reviewed the services that the Adviser and Sub-Adviser provide and expect to provide to each Fund. In connection with the advisory services provided and to be provided to each Fund, the Board noted the Adviser’s responsibilities as each Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Funds; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; responsibility for general oversight of compliance by each Fund and the Sub-Adviser with relevant law and compliance policies and procedures; and implementation of Board directives as they relate to each Fund.

OSI ETF Trust

Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
(Unaudited) (continued)

December 31, 2020

The Board also noted the responsibilities that the Sub-Adviser has as the Funds’ sub-adviser, including: implementation of the investment management program of the Funds; management of the day-to-day investment and reinvestment of the assets of the Funds; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general Fund portfolio compliance with relevant law and the Trust’s compliance policies and procedures.

The Board considered the experience and background of the personnel dedicated by the Adviser and SubAdviser to the management of the Funds, and the Adviser’s and Sub-Adviser’s procedures to manage potential conflicts of interest. The Board also considered the financial strength and resources of the Adviser’s and Sub-Adviser’s parent organizations. Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients, and the cost of the services provided. The Board compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements for the Funds to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in each Fund’s Peer Group. In particular, the Board compared each Fund’s Unified Fee to the net expense ratios of the other ETFs in the Peer Group.

The Board considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were the product of arms-length negotiations between the Adviser and Sub-Adviser, and that the sub-advisory fees were paid entirely by the Adviser from the Unified Fee. The Board also considered information about the fee rates charged to other comparable accounts and clients (including other ETFs) that are managed by the Sub-Adviser.

The Board considered the appropriateness of the Unified Fee of each Fund compared to the net expense ratios of the ETFs in the Peer Group. The Board noted that (i) the Unified Fee of the O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small Cap Quality Dividend ETF and O’Shares U.S. Large Cap Quality Growth ETF was above the median and average, but below the maximum, net expense ratio of the other ETFs in the respective Peer Group; (ii) the Unified Fee of the O’Shares U.S. Small Cap Quality Growth ETF was above the median, but below the average and maximum, net expense ratio of the other ETFs in its Peer Group; (iii) the Unified Fee of the O’Shares Global Internet Giants ETF was below the median, average and maximum net expense ratio of the other ETFs in its Peer Group; and (iv) the Unified Fee of the O’Shares Europe Quality Dividend ETF was below the median, average and maximum net expense ratio of the other ETFs in the respective Peer Group.

The Board received information regarding the costs and the profitability of the Adviser and Sub-Adviser in connection with serving as adviser and sub-adviser, respectively, to the Funds. The Board noted the Adviser’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval. The Board also considered the Adviser’s representation that it would continue to monitor the Funds’ expense ratios as compared to those of their peer groups and seek to ensure that the Funds remain competitive.

After (i) comparing each Fund’s Unified Fee with the net expense ratios of the other ETFs in the Peer Group, (ii) the nature, extent and quality of services provided and to be provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, and (iii) the Adviser absorbing each Fund’s ordinary operating expenses under the Unified Fee, the Board concluded that the fees paid to the Adviser and Sub-Adviser with respect to the Funds were fair and reasonable.

(c) The Adviser’s and Sub-Adviser’s profitability and the extent to which economies of scale were realized as each Fund grew and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the advisers’ profitability with respect to the Funds. The Board acknowledged the Adviser’s contractual obligation to limit each Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s profitability based on information presented to the Board.

The Board reviewed and considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to the O’Shares U.S. Quality Dividend ETF and O’Shares Global Internet Giants ETF, the Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s current asset levels because of the Adviser’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the O’Shares U.S. Quality Dividend ETF and O’Shares Global Internet Giants ETF will generate significant profit for the Adviser for some time. With respect to the other Funds, the Board noted that the Funds had not yet reached a size sufficient to experience economies of scale, though the Board would address economies of scale for each Fund when assets under management reached appropriate levels. The Board considered fall-out benefits received and to be received by the Adviser and Sub-Adviser from their relationship with the Funds and the Trust. The Board noted that none of the other service providers to each Fund or the Trust were affiliates of the Adviser or Sub-Adviser. The Board also noted the Adviser’s and Sub-Adviser’s potential positive reputational benefits from the success of each Fund.

(d) Investment performance of the Adviser and Sub-Adviser. The Board discussed with the representatives from the Adviser and Sub-Adviser the performance of the Funds, including tracking difference with respect to each Fund’s underlying index. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Adviser and Sub-Adviser in reaching such objectives. The Board also considered each Fund’s investment performance compared to: (i) its corresponding underlying index that it seeks to track, and (ii) the secondary benchmark index that each Fund uses for comparison purposes, if any. In addition, consideration was given to tracking difference data provided to the Board for the Meeting and throughout the year by the Adviser and Sub-Adviser. The Board also considered each Fund’s investment performance compared to the Fund’s respective Peer Group.

The Board considered that each of the O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small Cap Quality Dividend ETF and the O’Shares Global Internet Giants ETF outperformed its respective Peer Group for the 1-year and since-inception periods ended September 30, 2020. The Board also considered that the O’Shares Europe Quality Dividend ETF outperformed its Peer Group for the 1-year period ended September 30, 2020 and underperformed its Peer Group for the since-inception period ended September 30, 2020. The Board discussed with the Adviser the reasons for the relative performance compared to each Fund’s respective Peer Group. The Board received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Funds, and by how much, measured in basis points. The Board concluded that the performance of the Funds, including the tracking difference, was reasonable in light of the respective investment objectives and policies of the Funds.

The Board noted that because the O’Shares U.S. Large Cap Quality Growth ETF and O’Shares U.S. Small Cap Quality Growth ETF had not commenced operations, it was not possible to assess the Adviser’s and Sub-Adviser’s investment performance with respect to those Funds. For purposes of comparison, the Board considered the performance of the Adviser and Sub-Adviser with respect to the operational series of the Trust, including tracking difference.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the Unified Fees were reasonable in relation to the services provided and to be provided by the Adviser and Sub-Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the continuation of the Advisory Agreements on behalf of each Fund would be in the best interest of each Fund and its shareholders.

OSI ETF Trust

Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
(Unaudited) (continued)

December 31, 2020

OSI ETF Trust

Liquidity Risk Management Program

December 31, 2020 (Unaudited)

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a written liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved the designation of the Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, O’Shares Investment Advisers, LLC, and officers of the Funds, to oversee the implementation and monitoring of the Program. To assist in carrying out its responsibilities under the Program, on behalf of the Funds, a third party has been retained to perform certain functions, including providing market data and liquidity classification information.

Each of the Funds qualifies as an “In-Kind ETF” under the Liquidity Rule and the Program, which means that it meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. As In-Kind ETFs, the Funds are exempt from certain Liquidity Rule requirements, including classification of portfolio holdings and the requirement to establish a highly liquid investment minimum.

Consistent with the Liquidity Rule, the Program includes provisions that require, no less frequently than annually, assessments of the Funds’ liquidity risks, including a review of specific factors set forth in the Program as applicable to each Fund. In addition, the Program includes provisions designed to comply with the Liquidity Rule’s limitation on investments in “illiquid investments” (as defined in the Liquidity Rule) to no more than 15% of a Fund’s net assets as well as provisions regarding the maintenance and monitoring of In-Kind ETF status and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on November 17, 2020, the LPA provided a written report (the “Report”) to the Board as required by the Liquidity Rule addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from the inception of the Program on June 1, 2019 through September 30, 2020 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, and a discussion of the annual assessment of each Fund’s liquidity risk, including a review, as applicable of the Funds’ investment strategies and liquidity of portfolio investments, the effects of short-term and long-term cash flows, holdings of cash and cash equivalents, the efficiency of the arbitrage function and the level of active participation by Authorized Participants and its relationship to each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect that historical redemptions and market volatility have had on the liquidity of each Fund during the Reporting Period.

The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) that it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund qualified as an In-Kind ETF during the Reporting Period and, given the intention to continue to meet redemptions only through in-kind transfers of securities, each Fund will continue to be classified as an In-Kind ETF. The Report also concluded that each Fund’s investment strategy continues to be appropriate for an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

OSI ETF Trust

Additional Information (Unaudited)

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (‘‘SEC’’) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month year ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

OSI ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2020, on Form N-Q. The Forms N-Q and Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

OSI ETF Trust

75 State Street, Suite 100

Boston, MA 02109

www.oshares.com

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
March 5, 2021

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 5, 2021